CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 60,740	$ 63,146
Trade accounts receivable, net	25,363	24,978
Inventories	883	523
Deferred income taxes	18,394	17,608
Prepaid expenses	3,975	2,247
Prepaid share issuance cost	6,820
Other current assets	6,363	3,244
Total current assets	122,538	111,746
Property and equipment, net	12,436	10,346
Deferred income taxes	59,750	9,203
Intangible assets, net	35,035	8,294
Goodwill	71,367	33,919
Investment in equity affiliate	511	754
Investments	9,750
Other assets	248	1,695
Total assets	311,635	175,957
Current liabilities:
Accounts payable	11,035	5,244
Accrued compensation and benefits	15,941	12,514
Accrued expenses and other current liabilities	30,878	18,219
Current portion of long-term debt	41,125
Income taxes payable	4,161	2,789
Deferred revenue	120,269	107,214
Total current liabilities	223,409	145,980
Long-term debt, less current portion	184,315	1,050
Deferred revenue, less current portion	30,839	28,213
Other non-current liabilities	3,397	1,474
Total liabilities	441,960	176,717
Commitments and contingencies (Note 13)
Class D preferred shares (par value: Euro 0.01, 12,000,000 shares authorized at December 31, 2010 and 2011; 12,000,000 shares issued and outstanding at December 31, 2010 and 2011. Aggregate preference in liquidation of $194,065 and $194,065 at December 31, 2010 and 2011, respectively)	191,954	191,954
Shareholders' deficit:
Ordinary shares	476	476
Additional paid-in capital (Distributions in excess of capital)	(388,225)	(202,320)
Accumulated other comprehensive income (loss)	(6,324)	(1,572)
Retained earnings	71,794	10,702
Total shareholders' deficit	(322,279)	(192,714)
Total liabilities, preferred shares and shareholders' deficit	$ 311,635	$ 175,957